Revenues	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenues
5. Revenue
Disaggregation of Revenue
The Company earns revenue through the sale of imagery and software analytical services and engineering and systems integration. The Company’s management primarily disaggregates revenue as follows: (i) imagery; (ii) data, software and analytics; and (iii) engineering and integration. This disaggregation allows the Company to evaluate market trends in certain imagery and software analytical services and engineering and systems integration services. These offerings currently have both recurring and non-recurring price attributes, particularly the engineering and systems integration offerings.
The following table disaggregates revenue by type of imagery and software analytical services and engineering and integration for the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020
	(in thousands)
Imagery	$8,648	$3,005
Data, software and analytics	16,398	15,732
Engineering & integration	9,039	2,398
Total revenue	$34,085	$21,135
The approximate revenue based on geographic location of customers is as follows for the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020
	(in thousands)
US	$29,557	$17,239
Middle East	2,661	3,185
Asia	1,300	668
Other	567	43
Total revenue	$34,085	$21,135
Revenue from significant customers for the years ended December 31, 2021 and 2020 is as follows:

	Years Ended December 31,
	2021	2020
	(in thousands)
U.S. federal government and agencies	$29,382	$17,050
Commercial and other	4,703	4,085
Total revenue	$34,085	$21,135
As of December 31, 2021 and 2020, accounts receivable consisted of the following:

	December 31,	December 31,
	2021	2020
	(in thousands)
U.S. federal government and agencies	2,576	$1,335
Commercial and other	92	1,568
Allowance for doubtful accounts	(39)	—
Total accounts receivable	$2,629	$2,903
Remaining Performance Obligations
As of December 31, 2021, the Company had $31.9 million of remaining performance obligations, which represents the transaction price of executed contracts less inception to date revenue recognized. Remaining performance obligations exclude unexercised contract options. The Company expects to recognize revenue relating to remaining funded contractual performance obligations, of which a portion is recorded in deferred revenue in the consolidated balance sheets, of $29.5 million, $2.3 million, and $136 thousand in fiscal years 2022, 2023, and thereafter, respectively.